UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy, Suite 100	Fairway, KS	66205
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2025

Date of reporting period: 09/30/2025

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR (the “Form”) for the year ended September 30, 2025, originally filed with the Securities and Exchange Commission on December 8, 2025 (Accession Number 0001999371-25-019771) (“Initial Filing”).

The Registrant is filing this amendment to the Initial Filing to:

a.	amend the title to Item 7 of the Form and to also add Items 8-11 of the Form that were inadvertently excluded from the Initial Filing.
b.	to provide updated certifications to this amendment to the Initial Filing.

Except for the aforementioned items above, this amendment does not amend, update, or change any other items or disclosures found in the Initial Filing.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”) a series of the 360 Funds (the “registrant”), for the period ended September 30, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

M3Sixty Onchain U.S. Government Money Market Fund
ANNUAL REPORT

(MCGXX)

September 30, 2025

This annual report to shareholders contains important information of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”), for period from October 22, 2024, commencement of operations, through September 30, 2025 (the “period”). You can find the Fund’s prospectus, statement of additional information and other information at https://m3sixtyfunds.com/money-market-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the period? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund Shares	$108	1.13%

How has the Fund performed?

Since Inception of October 22, 2024 through September 30, 2025
M3Sixty Onchain U.S. Government Money Market Fund - Institutional Class	3.17%
Morningstar US 1-3 Month Treasury Bill Growth USD Index	4.19%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

The Morningstar US 1-3 Month Treasury Bill Growth USD Index (“Morningstar Treasury Index”) measures the performance of fixed-rate, investment-grade U.S. Treasury Bills with 1-3 months remaining until maturity. It is market-capitalization weighted and does not incorporate Environmental, Social, or Governance (ESG) criteria. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

How did the Fund Perform during the period?

The Fund’s return during the fiscal year ended September 30, 2025 was 3.17% compared to the Morningstar Treasury Index’s return of 4.19%. Although the AUM at the end of the period was over $500,000, the average balance during most of the year was approximately $10,000. The Fund was invested in rolling monthly Treasury Bills yielding 4.0-4.2%. The fees associated with management of such a minimal AUM resulted in a total return for the period which lagged the benchmark.

M3Sixty Onchain U.S. Government Money Market Fund
ANNUAL REPORT

(MCGXX)

September 30, 2025

What factors influenced performance during the period?

●	The Fund invests exclusively in U.S. Treasury bills and seeks to maintain a stable $1.00 net asset value per share. During the fiscal year, the Federal Reserve maintained elevated interest rates, which provided attractive yields on short-term Treasury bills. The Fund's return reflected the prevailing short-term Treasury yields during the period, reduced by the Fund's operating expenses.
●	Softening labor market data, especially in late summer, gave the Fed room to signal a gradual easing cycle after two years of restrictive policy, resulting in a September rate cut.
●	With inflation staying relatively contained, despite aggressive tariff measures, policy makers were able to lean more heavily on employment trends and place less focus on price pressures in determining rate policy.
●	The Fund's underperformance relative to the benchmark was primarily attributable to the Fund's operating expenses, which reduced the net return to shareholders. As a new fund with minimal assets, the expense ratio of 1.13% was higher than more established money market funds with greater economies of scale. The investment adviser has contractually agreed to waive fees and reimburse expenses to limit the Fund's total annual operating expenses to 0.78% through January 31, 2026, which helped to partially offset the impact of the Fund's small asset base.

How has the Fund changed?

The Fund commenced operations on October 22, 2024, so this is its first annual shareholder report. There have been no material changes to the Fund's investment objective, principal investment strategies, or policies during the fiscal year. The Fund continues to operate as a government money market fund investing 99.5% or more of its total assets in cash, U.S. Treasury securities, and repurchase agreements fully collateralized by U.S. Treasury securities.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$562,617	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	3	Portfolio Turnover Rate	0%

What did the Fund invest in?

Holdings (as a % of Net Assets)
U.S. Treasury Bill, 3.56%, 10/07/2025	97.69%	U.S. Treasury Bill, 3.85%, 10/28/2025	1.59%
Goldman Sachs Financial Square Fund	6.26%

Sector Allocation (as a % of Portfolio)
U.S. Treasury Bills	94.07%
Cash and Cash Equivalents	5.93%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the “audit committee financial expert” as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $7,500 with respect to the registrant’s period ended September 30, 2025 for the Fund. The Fund commenced operations on October 22, 2024, therefore no fees were paid in a prior period. The September 30, 2025 audit fees were paid to Tait Weller & Baker, LLP.

(b)	Audit-Related Fees. There were no fees billed during the period for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the last period for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $1,500 with respect to the registrant’s period ended September 30, 2025 for the Fund. The September 30, 2025 tax fees were paid to Tait Weller & Baker, LLP and the services comprising these fees were the preparation of the registrant’s 2025 federal income and excise tax returns.

(d)

All Other Fees. The aggregate fees billed in last period for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the period ended September 30, 2025 for the Fund.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent period that were attributed to work performed by persons other than the principal accountant’s full-time permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the last period ended September 30, 202 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual financial statements and other information filed under item 7 of this form

ITEMS 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

M3Sixty Onchain U.S. Government Money Market Fund (Ticker Symbol: MCGXX) A series of the 360 Funds

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

September 30, 2025

Investment Adviser:

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Fund. Certain information previously included in the Reports, including the Fund’s financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2025	ANNUAL REPORT

	Principal Amount	Value
GOVERNMENT BONDS - 99.28%
United States Treasury Bill, 3.560%, 10/07/2025(a)	550,000	$549,619
United States Treasury Bill, 3.850%, 10/28/2025(a)	9,000	8,973
		558,592

TOTAL GOVERNMENT BONDS (Cost $558,592)		558,592

	Shares
MONEY MARKET FUND - 6.26%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 3.97%(b)	35,211	35,211

TOTAL MONEY MARKET FUND (Cost $35,211)		35,211

INVESTMENTS AT VALUE (Cost $593,803) - 105.54%		$593,803

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.54%)(c)		(31,186)

NET ASSETS - 100.00%		$562,617

Money Market Fund Statistics (Unaudited) As of September 30, 2025:
Weighted Average Maturity (WAM): 7 days
Weighted Average Life (WAL): 7 days

The Fund is subject to Rule 2a-7 under the Investment Company Act of 1940, which requires that the Fund's WAM not exceed 60 days and WAL not exceed 120 days. As of September 30, 2025, the Fund was in compliance with these requirements.

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the annualized yield at September 30, 2025.
(b)	Rate shown represents the 7-day effective yield at September 30, 2025, is subject to change and resets daily.
(c)	The excess liabilities is primarily attributable to the timing of expense reimbursements due from the Adviser ($16,524) and amounts due to the Administrator ($24,073) at fiscal year end. This presentation is typical for a newly-launched fund with minimal net assets during the expense reimbursement period and does not indicate any impairment of the Fund's ability to meet its obligations.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025	ANNUAL REPORT

Assets:
Investments, at cost	$593,803
Investments, at value(b)	$593,803
Due from Adviser	16,524
Receivables:
Interest	43
Prepaid expenses	519
Total assets	610,889

Liabilities:
Payables:
Investment securities purchased	8,973
Due to administrator	24,073
Accrued Audit fees	9,000
Accrued Trustee fees	2,663
Accrued expenses	3,563
Total liabilities	48,272
Commitments and contingencies(a)	—
Net Assets	$562,617

Sources of Net Assets:
Paid-in beneficial interest	$562,617
Total distributable earnings	—
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$562,617

Fund Shares:
Net assets	$562,617
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	562,617
Net Asset Value, Offering and Redemption Price Per Share	$1.00

(a)	See Note 9 in the Notes to the Financial Statements.
(b)	Investments are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. See Note 2 for more information.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

ANNUAL REPORT

For the
Period Ended
September 30, 2025(a)

Investment income:
Interest	$3,527
Total investment income	3,527

Expenses:
Advisory fees (Note 5)	402
Accounting and transfer agent fees and expenses (Note 5)	68,215
Trustee fees and expenses	13,359
Legal fees	10,727
Miscellaneous	10,452
Audit fees	9,000
Reports to shareholders	7,555
Compliance officer fees	7,541
Custodian fees	2,954
Non-12b-1 shareholder servicing expense	282
Insurance	242
Registration and filing fees	82
Total expenses	130,811
Less: fees waived and expenses reimbursed (Note 5)	(129,901)
Net expenses	910

Net investment income	2,617

Realized and unrealized gain:
Net realized gain on:
Investments	—
Net realized gain on investments	—

Net change in unrealized appreciation on:
Investments	—
Net change in unrealized appreciation	—

Net realized and unrealized gain on investments	—

Net increase in net assets resulting from operations	$2,617

(a)	The M3Sixty Onchain U.S. Government Money Market Fund commenced operations on October 22, 2024.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

ANNUAL REPORT

For the
Period Ended
September 30, 2025(a)

Increase (decrease) in net assets from:
Operations:
Net investment income	$2,617
Net realized gain on investments	—
Net change in unrealized appreciation on investments	—
Net increase in net assets resulting from operations	2,617

Distributions to shareholders from:
Distributable earnings	(2,617)
Total distributions	(2,617)

Beneficial interest transactions (Note 3):
Increase in net assets from beneficial interest transactions	562,617

Increase in net assets	562,617

Net Assets:
Beginning of period	—

End of period	$562,617

(a)	The M3Sixty Onchain U.S. Government Money Market Fund commenced operations on October 22, 2024.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

	For the
	Period Ended
	September 30, 2025(a)

Net Asset Value, Beginning of Period	$1.00

Investment Operations:
Net investment income(b)	0.03
Net realized and unrealized loss on investments	—
Total from investment operations	0.03

Distributions:
From net investment income	(0.03)
Total distributions	(0.03)

Net Asset Value, End of Period	$1.00

Total Return(c)	3.17	%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$563

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	162.67	%(e)
After fees waived and expenses absorbed	1.13	%(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(158.28	)%(e)
After fees waived and expenses absorbed	3.25	%(e)

Portfolio turnover rate	0	%(d)

(a)	The M3Sixty Onchain U.S. Government Money Market Fund commenced operations on October 22, 2024.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized. The ratio includes sub-transfer agency and shareholder service fees that are excluded from the 0.78% expense limitation. See Note 5 for more information.

The accompanying notes are an integral part of these financial statements.

M3Sixty Onchain U.S. Government Money Market Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”) is a series of 360 Funds (the “Trust”), which was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund, and its investment objective is to provide investors with a high level of current income consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value (“NAV”) per share.

The Fund commenced operations on October 22, 2024.

The Fund offers one class of shares.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Investments in Money Market Companies - The Fund invests at least 99.5% of its total assets in U.S. Government securities, cash, and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States under authority granted by the U.S. Congress; or any certificate of deposit for any of the preceding. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks, and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund operates as a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. As a government money market fund subject to Rule 2a-7, the Fund must maintain: (i) a dollar-weighted average portfolio maturity (WAM) of 60 days or less; (ii) a dollar-weighted average life (WAL) of 120 days or less; and (iii) investments in securities with remaining maturities of 397 days or less (subject to certain exceptions for government securities). The Fund was in compliance with all Rule 2a-7 requirements throughout the fiscal year ended September 30, 2025. Weekly Liquid Assets. As a government money market fund, the Fund is required to maintain weekly liquid assets equal to at least 50% of its total assets under Rule 2a-7. Weekly liquid assets include cash, direct obligations of the U.S. Government, certain government securities with remaining maturities of 60 days or less, and securities that convert into cash within one week. As of September 30, 2025, and throughout the fiscal year, the Fund maintained weekly liquid assets in excess of the 50% minimum requirement, with substantially all of its portfolio consisting of U.S. Treasury securities that qualify as weekly liquid assets. The Fund will give shareholders at least 60 days’ advance notice of any change to the 99.5% policy.

c)            Amortized Cost – The Fund uses the amortized cost valuation method to seek to maintain a stable $1.00 share price and does not intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Fund’s Board reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future after providing prior notice to shareholders.

d)            Eligible Securities – The Fund invests in U.S. government securities, which may include fixed, floating, and variable rate securities as well as repurchase agreements, which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed-upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates. The Fund only buys securities that at the time of acquisition are “eligible securities,” as defined by applicable regulation (e.g., government securities, securities issued by a money market fund, and securities that the investment manager determines present minimal credit risks). The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less (or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation). The Fund invests only in U.S. dollar-denominated securities.

e)            Crypto or Digital Assets – The Fund does not invest in cryptocurrency, digital assets, or blockchain-based securities. The term "Onchain" in the Fund's name refers to the Fund's use of blockchain technology for certain shareholder servicing and recordkeeping functions, including the use of distributed ledger technology by the Fund's sub-transfer agent, CERES Coin, LLC, and does not indicate that the Fund invests in crypto-assets or employs blockchain-based investment strategies. The Fund is a traditional government money market fund that invests exclusively in U.S. Treasury securities and other instruments backed by the full faith and credit of the U.S. government, as required by Rule 2a-7 under the 1940 Act.

f)             Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period from October 22, 2024, commencement of operations, through September 30, 2025 (the “period”), the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the period ended September 30, 2025, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State.

M3Sixty Onchain U.S. Government Money Market Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the period ended September 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next 12 months.

g)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the period ended September 30, 2025.

h)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)             Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Chief Investment Officer has been designated as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.

j)             New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund's financial statements.

k)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the amortized cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated authority to M3Sixty Capital, LLC (the “Adviser”), as the "valuation designee" under Rule 2a-5, to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

M3Sixty Onchain U.S. Government Money Market Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

2.	SECURITIES VALUATIONS (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2025.

Financial Instruments - Assets Security Classification(1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Government Bonds	$—	$558,592	$558,592
Short-Term Investment	35,211	—	35,211
Totals	$35,211	$558,592	$593,803

(1)       As of and during the period ended September 30, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

During the period ended September 30, 2025, no securities were valued using alternative procedures approved by the Board.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee’s fair value determinations and has assigned the Adviser as the Fund’s Valuation Designee.

3.	BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the period ended September 30, 2025 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Shares	560,000	0	2,617	562,617
Value	$560,000	$0	$2,617	$562,617

M3Sixty Onchain U.S. Government Money Market Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

4.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, there were no purchases or sales of investment securities (excluding short-term investments) made by the Fund.

The cost of purchases and proceeds from sales of U.S. Government securities during the period ended September 30, 2025, were $663,264 and $108,000, respectively.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.50% of the Fund’s net assets.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2026, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, sub-transfer agency fees and other shareholder service fees, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 0.78% of each share class’s average daily net assets attributable to the investor. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board on 60 days’ written notice to the Fund’s Adviser. Please see the table below for information regarding the management fees earned, fee waivers and expenses reimbursed during the period ended September 30, 2025, as well as amounts due to (from) the Adviser at September 30, 2025.

Advisory fees earned	$402
Fees waived and reimbursed	(129,901)
Payable to (Due from) Adviser for expense reimbursement	(16,524)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are $129,901, which can be repaid no later than September 30, 2028. For the fiscal year ended September 30, 2025, the Fund incurred shareholder service fees of $282 which are excluded from the 0.78% expense limitation. After including all expenses (both those subject to the limitation and those excluded), the Fund's net expense ratio was 1.13% (annualized) as shown in the Financial Highlights.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), an affiliate of the Adviser. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of shareholder meetings; (i) monitoring the Fund’s compliance; and (j) maintaining shareholder account records.

For the period ended September 30, 2025, M3Sixty earned $68,215, including out of pocket expenses, pursuant to the ICSA.

The Fund has also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act, to the Fund for the year and on the terms and conditions set forth in the CCO Agreement.

For the period ended September 30, 2025, M3Sixty earned $7,541 of fees pursuant to the CCO Agreement.

Certain officers and a Trustee of the Fund are also employees of M3Sixty and the Adviser.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“Matrix 360”), an affiliate of the Adviser and M3Sixty. Pursuant to the Distribution Agreement, Matrix 360 provides distribution services to the Fund. Matrix 360 serves as underwriter/distributor of the Fund. During the period ended September 30, 2025, no commissions were paid to Matrix 360.

The Fund has entered into a Sub-Transfer Agency Agreement (“Sub-T/A Agreement”) with CERES Coin TA, LLC (“CERES”). Pursuant to the Sub-T/A Agreement, CERES is responsible for a wide variety of functions, including but not limited to (a) processing shareholder transactions on the blockchain and reconciling such transactions with M3Sixty; preparation and filing of certain regulatory reports; (b) coinholder account management; blockchain infrastructure maintenance; (c) communications with shareholders; (d) maintaining shareholder account records; and (e) ensuring compliance with AML and other regulations. At September 30, 2025, CERES has not yet performed any services since the blockchain is not active. For the period ended September 30, 2025, no fees were paid to CERES for services under the Sub-T/A Agreement.

M3Sixty Onchain U.S. Government Money Market Fund

ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2025

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of the Fund’s investments at September 30, 2025 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$593,803	$—	$—	$—

The Fund paid ordinary income distributions of $2,617 during the period ended September 30, 2025.

As-of September 30, 2025, the Fund’s tax basis distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Depreciation	Total Distributable Earnings
$—	$—	$—	$—	$—	$—

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2025, the Fund did not elect to defer any post-October lor post-December losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of September 30, 2025, the Fund did not have any capital loss carryforwards for federal income tax purposes available to offset future capital gains.

During the period ended September 30, 2025, the Fund utilized no capital loss carryforwards.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. There were no permanent book and tax differences that required reclassifications during the period ended September 30, 2025.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, CERES Coin, LLC held 98.17% of the Fund’s shares. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

This concentrated ownership creates several risks for the Fund and its other shareholders:

Redemption Risk: A redemption by CERES could require the Fund to liquidate portfolio securities at unfavorable prices to meet the redemption request, potentially impacting the Fund's ability to maintain a stable $1.00 net asset value or requiring extraordinary measures under Rule 2a-7.

Liquidity Risk: With minimal net assets ($562,617), a large redemption could force the Fund to suspend redemptions under Rule 22e, merge with another fund, or liquidate entirely.

Operating Risk: The Fund's small asset base results in high per-share operating expenses even after the Adviser's fee waivers and expense reimbursements, as reflected in the net expense ratio of 1.13%.

Viability Risk: The Fund's ability to continue operations depends substantially on CERES's continued investment. Should CERES redeem its shares without replacement investors, the Fund may need to be liquidated or merged.

8.	INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

On October 31, 2025, the Fund declared an ordinary income distribution of $953, which was paid on October 31, 2025.

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and has determined that there were no other events requiring recognition or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
M3Sixty Onchain U.S. Government Money Market Fund and the
Board of Trustees of 360 Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”), a series of 360 Funds (the “Trust”), including the schedule of investments, as of September 30, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period October 22, 2024 (commencement of operations) through September 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, the changes in its net assets and the financial highlights for the period October 22, 2024 (commencement of operations) through September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the Funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 26, 2025

M3Sixty Onchain U.S. Government Money Market Fund

ANNUAL REPORT

ADDITIONAL INFORMATION

September 30, 2025 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - For the period ended September 30, 2025, the Fund paid $2,617 of ordinary income distributions. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval
Columbus, OH 43219

ITEM 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with Accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the period ended September 30, 2025.

ITEM 9.	Proxy Disclosures for Open-End Management Investment Companies.

N/A

ITEM 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Fund are within Item 7. Statement of Operations as Trustee fees and expenses.

ITEM 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

N/A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable, Fund is an open-end management investment company

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable, Fund is an open-end management investment company

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable at this time

ITEM 19.	EXHIBITS

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer,
Date: January 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: January 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: January 15, 2026